INVESTMENT IN FINANCE LEASE	9 Months Ended
Sep. 30, 2019
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE
4. INVESTMENT IN FINANCE LEASE

At September 30, 2019 and December 31, 2018, the Company had one investment in finance lease, which had an implicit interest rate of 5%. During each of the three months ended September 30, 2019 and 2018, the Company recognized finance lease revenue totaling $0.2 million. During each of the nine months ended September 30, 2019 and 2018, the Company recognized finance lease revenue totaling $0.5 million.

The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	September 30, 2019	December 31, 2018
Total minimum lease payments receivable	$10,050	$11,400
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(2,336)	(2,805)
Net Investment in Finance Lease	$11,941	$12,822

Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of September 30, 2019.

(Dollars in thousands)
October 1 through December 31, 2019	$450
Year ending December 31,
2020	1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Thereafter	600
Future minimum rental payments under finance lease	$10,050

Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of December 31, 2018.

Year ending December 31,	(Dollars in thousands)
2019	$1,800
2020	1,800
2021	1,800
2022	1,800
2023	1,800
Thereafter	2,400
Future minimum rental payments under finance lease	$11,400